Short-Term Investments	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS
Short-term investments as of December 31, 2023 and 2024 are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Time deposits	11,082,298	13,277,852
Wealth management products	434,006	1,725,051

Total Short-term investments	11,516,304	15,002,903